SCHEDULE OF PREPAYMENTS (Details) (Parenthetical) - USD ($)	May 14, 2025	Jul. 15, 2024	Sep. 30, 2025	Aug. 01, 2024
Schedule Of Prepayments
Consideration amount		$ 1,850,000
Prepaid Advertising		$ 2,500,000		$ 2,969,000
Refund amount	$ 2,500,000
Other Assets, Current			$ 2,500,000